UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert Small Cap Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

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2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
25	Special Meeting of Shareholders
27	Board Approval of Investment Advisory Agreement
29	Officers and Directors
30	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Michael D. McLean, CFA, Christopher Madden, CFA, J. Griffith Noble, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	14.29%	21.61%	13.65%	6.60%
Class A with 4.75% Maximum Sales Charge	—	—	8.83	15.83	12.54	6.09
Class C at NAV	04/01/2005	10/01/2004	13.82	20.70	12.75	5.68
Class C with 1% Maximum Sales Charge	—	—	12.82	19.70	12.75	5.68
Class I at NAV	04/29/2005	10/01/2004	14.56	22.20	14.31	7.33
Class Y at NAV	10/18/2013	10/01/2004	14.46	21.98	13.88	6.71

Russell 2000® Index	—	—	11.52%	26.22%	12.35%	7.11%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CCVAX	CSCCX	CSVIX	CSCYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.36%	2.25%	0.93%	1.05%
Net			1.36	2.12	0.91	1.05

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Financials	20.8%	Blackbaud, Inc.	2.8%
Information Technology	19.8%	ServiceMaster Global Holdings, Inc.	2.8%
Industrials	17.6%	Pinnacle Foods, Inc.	2.7%
Consumer Discretionary	10.9%	RealPage, Inc.	2.7%
Health Care	10.4%	Hexcel Corp.	2.3%
Real Estate	5.9%	Dolby Laboratories, Inc., Class A	2.3%
Consumer Staples	5.3%	Euronet Worldwide, Inc.	2.3%
Materials	4.0%	West Pharmaceutical Services, Inc.	2.2%
Energy	3.2%	First American Financial Corp.	2.1%
Utilities	1.0%	Bank of the Ozarks, Inc.	2.1%
High Social Impact Investments	0.6%	Total	24.3%
Time Deposit	0.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.35%	$1,000.00	$1,142.90	$7.21
Hypothetical (5% return per year before expenses)	1.35%	$1,000.00	$1,018.20	$6.79
Class C
Actual	2.12%	$1,000.00	$1,138.20	$11.30
Hypothetical (5% return per year before expenses)	2.12%	$1,000.00	$1,014.36	$10.65
Class I
Actual	0.90%	$1,000.00	$1,145.60	$4.81
Hypothetical (5% return per year before expenses)	0.90%	$1,000.00	$1,020.44	$4.53
Class Y
Actual	1.05%	$1,000.00	$1,144.60	$5.61
Hypothetical (5% return per year before expenses)	1.05%	$1,000.00	$1,019.70	$5.29

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.8%
Hexcel Corp.	119,900	6,540,545
Mercury Systems, Inc. *	102,476	4,001,688
		10,542,233

Air Freight & Logistics - 1.1%
Hub Group, Inc., Class A *	65,124	3,021,754

Banks - 10.8%
Ameris Bancorp	57,885	2,668,498
Bank of the Ozarks, Inc.	112,468	5,849,461
BankUnited, Inc.	59,288	2,212,035
Eagle Bancorp, Inc. *	75,840	4,527,648
First Hawaiian, Inc.	119,067	3,562,485
Sterling Bancorp	143,477	3,400,405
Western Alliance Bancorp *	114,867	5,638,821
Wintrust Financial Corp.	35,101	2,426,181
		30,285,534

Biotechnology - 2.0%
Ligand Pharmaceuticals, Inc. *(a)	53,045	5,614,283

Capital Markets - 3.1%
Cohen & Steers, Inc.	137,119	5,480,646
Lazard Ltd., Class A	69,535	3,197,915
		8,678,561

Chemicals - 2.2%
Minerals Technologies, Inc.	39,476	3,023,861
Sensient Technologies Corp.	39,430	3,125,222
		6,149,083

Commercial Services & Supplies - 3.9%
Brink's Co. (The)	17,136	915,919
Deluxe Corp.	69,558	5,020,001
Multi-Color Corp.	71,403	5,069,613
		11,005,533

Communications Equipment - 0.6%
NETGEAR, Inc. *	34,303	1,699,714

Construction Materials - 1.7%
US Concrete, Inc. *(a)	75,448	4,870,168

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 6.5%
Bright Horizons Family Solutions, Inc. *	64,663	4,687,421
Grand Canyon Education, Inc. *	79,731	5,709,537
ServiceMaster Global Holdings, Inc. *	185,649	7,750,846
		18,147,804

Electric Utilities - 1.0%
Portland General Electric Co.	60,847	2,702,824

Electrical Equipment - 2.2%
AZZ, Inc.	52,685	3,134,758
EnerSys	38,600	3,047,084
		6,181,842

Electronic Equipment & Instruments - 3.2%
Dolby Laboratories, Inc., Class A	124,019	6,499,836
MTS Systems Corp.	42,524	2,340,946
		8,840,782

Energy Equipment & Services - 3.2%
Frank's International NV	162,380	1,716,357
RPC, Inc. (a)	96,887	1,774,001
US Silica Holdings, Inc.	112,073	5,378,383
		8,868,741

Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust	149,045	4,480,292
CubeSmart	213,624	5,545,679
DCT Industrial Trust, Inc.	92,191	4,436,231
Parkway, Inc.	102,930	2,047,278
		16,509,480

Food & Staples Retailing - 1.5%
Performance Food Group Co. *	181,351	4,316,154

Food Products - 2.7%
Pinnacle Foods, Inc.	133,058	7,700,066

Health Care Equipment & Supplies - 3.7%
ICU Medical, Inc. *	27,682	4,227,041
West Pharmaceutical Services, Inc.	75,277	6,143,356
		10,370,397
Health Care Providers & Services - 1.1%
Amedisys, Inc. *	61,223	3,127,883

6 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hotels, Restaurants & Leisure - 1.4%
Dave & Buster's Entertainment, Inc. *	13,764	840,843
Texas Roadhouse, Inc.	66,556	2,963,738
		3,804,581

Household Products - 1.0%
Central Garden & Pet Co., Class A *	81,159	2,817,840

Insurance - 4.8%
First American Financial Corp.	151,813	5,963,214
Horace Mann Educators Corp.	113,534	4,660,571
RLI Corp.	45,107	2,707,322
		13,331,107

IT Services - 5.1%
Black Knight Financial Services, Inc., Class A *(a)	103,103	3,948,845
CSG Systems International, Inc.	105,844	4,001,962
Euronet Worldwide, Inc. *	75,535	6,459,753
		14,410,560

Leisure Products - 1.1%
Brunswick Corp.	49,094	3,004,553

Life Sciences - Tools & Services - 3.4%
Cambrex Corp. *	88,186	4,854,640
VWR Corp. *	169,871	4,790,362
		9,645,002

Machinery - 2.5%
Milacron Holdings Corp. *	104,707	1,948,597
RBC Bearings, Inc. *	53,191	5,164,314
		7,112,911

Professional Services - 2.0%
WageWorks, Inc. *	76,939	5,562,690

Road & Rail - 2.0%
Landstar System, Inc.	64,865	5,555,687

Semiconductors & Semiconductor Equipment - 3.1%
PDF Solutions, Inc. *	198,954	4,500,340
Veeco Instruments, Inc. *	143,038	4,269,684
		8,770,024

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Software - 7.6%
ACI Worldwide, Inc. *	230,690	4,934,459
Blackbaud, Inc.	102,837	7,884,513
Monotype Imaging Holdings, Inc.	51,825	1,041,682
RealPage, Inc. *	214,471	7,485,038
		21,345,692

Specialty Retail - 1.9%
Burlington Stores, Inc. *	55,169	5,367,392

Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd. *	149,656	5,413,058

Total Common Stocks (Cost $259,111,837)		274,773,933

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	1,401,905	1,311,888
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	152,000	135,280
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	195,000	183,300

Total High Social Impact Investments (Cost $1,748,905)		1,630,468

TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	1,281,073	1,281,073

Total Time Deposit (Cost $1,281,073)		1,281,073

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	14,002,847	14,002,847

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $14,002,847)		14,002,847

TOTAL INVESTMENTS (Cost $276,144,662) - 104.0%		291,688,321
Other assets and liabilities, net - (4.0%)		(11,284,015)
NET ASSETS - 100.0%		280,404,306

See notes to financial statements.

8 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $13,828,647 as of March 31, 2017.
(b) Restricted Security. Total market value of restricted securities amounts to $1,630,468, which represents 0.6% of the net assets of the Fund as of March 31, 2017.
(c) Affiliated company (see Note F).
(d) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	195,000
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $274,742,757) - see accompanying schedule	$290,376,433
Investments in affiliated securities, at value (Cost $1,401,905) - see accompanying schedule	1,311,888
Receivable for securities sold	4,138,495
Receivable for Fund shares sold	349,496
Dividends and interest receivable	266,280
Interest receivable - affiliated	6,250
Securities lending income receivable	6,527
Directors' deferred compensation plan	162,785
Receivable from affiliate	735
Total assets	296,618,889

LIABILITIES
Payable to custodian bank	39,738
Payable for securities purchased	1,396,968
Collateral for securities loaned	14,002,847
Payable for Fund shares redeemed	266,372
Payable to affiliates:
Investment advisory fee	175,852
Administrative fees	29,432
Distribution Plan expenses	49,084
Sub-transfer agent fee	5,908
Directors' deferred compensation plan	162,785
Accrued expenses and other liabilities	85,597
Total liabilities	16,214,583
NET ASSETS	$280,404,306

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$215,729,321
Accumulated undistributed net investment income	42,908
Accumulated net realized gain (loss)	49,088,418
Net unrealized appreciation (depreciation)	15,543,659
NET ASSETS	$280,404,306

NET ASSET VALUE PER SHARE
Class A (based on net assets of $135,547,562 and 5,525,675 shares outstanding)	$24.53
Class C (based on net assets of $18,304,130 and 846,131 shares outstanding)	$21.63
Class I (based on net assets of $90,112,430 and 3,439,756 shares outstanding)	$26.20
Class Y (based on net assets of $36,440,184 and 1,472,904 shares outstanding)	$24.74

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$25.75
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $1,844)	$1,942,194
Securities lending income	13,179
Interest income	11,629
Interest income - affiliated	7,305
Other income	240
Total investment income	1,974,547

Expenses:
Investment advisory fee	1,073,801
Administrative fees	186,738
Transfer agency fees and expenses:
Class A	162,534
Class C	20,966
Class I	3,661
Class Y	8,990
Distribution Plan expenses:
Class A	209,541
Class C	88,030
Directors' fees and expenses	14,256
Accounting fees	41,244
Custodian fees	17,920
Professional fees	17,773
Registration fees:
Class A	9,531
Class C	7,128
Class I	9,980
Class Y	9,790
Reports to shareholders	20,507
Miscellaneous	13,794
Total expenses	1,916,184
Reimbursement from Adviser:
Class C	(7,620)
Administrative fees waived	(10,142)
Net expenses	1,898,422
NET INVESTMENT INCOME (LOSS)	76,125

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	49,253,117

Net change in unrealized appreciation (depreciation) on:
Investments	(7,412,841)
Investments in affiliated securities	(59,066)
(7,471,907)
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT SMALL CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - CONT’D
NET REALIZED AND UNREALIZED GAIN (LOSS)	41,781,210

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,857,335

See notes to financial statements.

12 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$76,125	$605,555
Net realized gain (loss)	49,253,117	4,481,330
Net change in unrealized appreciation (depreciation)	(7,471,907)	16,512,880

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,857,335	21,599,765

Distributions to shareholders from:
Net investment income:
Class A shares	—	(57,819)
Class I shares	(70,683)	(281,509)
Class Y shares	—	(40,922)
Net realized gain:
Class A shares	(2,557,610)	(13,282,800)
Class C shares	(279,848)	(1,547,908)
Class I shares	(1,424,967)	(5,124,419)
Class Y shares	(304,385)	(981,947)
Total distributions	(4,637,493)	(21,317,324)

Capital share transactions:
Shares sold:
Class A shares	16,356,314	36,272,559
Class C shares	1,327,798	4,289,339
Class I shares	19,366,438	38,176,287
Class Y shares	17,283,030	15,496,383
Reinvestment of distributions:
Class A shares	2,461,595	12,670,284
Class C shares	249,835	1,349,156
Class I shares	1,358,551	4,766,952
Class Y shares	237,257	770,692
Shares redeemed:
Class A shares	(73,749,093)	(32,041,125)
Class C shares	(2,095,009)	(4,270,617)
Class I shares	(39,531,932)	(9,602,815)
Class Y shares	(4,108,685)	(6,499,533)
Total capital share transactions	(60,843,901)	61,377,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,624,059)	61,660,003

NET ASSETS
Beginning of period	304,028,365	242,368,362
End of period (including accumulated undistributed net investment income of $42,908 and $37,466, respectively)	$280,404,306	$304,028,365

See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	700,679	1,737,626
Class C shares	64,008	230,252
Class I shares	772,865	1,744,260
Class Y shares	716,710	741,061
Reinvestment of distributions:
Class A shares	102,567	622,283
Class C shares	11,774	74,293
Class I shares	53,023	219,590
Class Y shares	9,812	37,546
Shares redeemed:
Class A shares	(3,104,857)	(1,553,939)
Class C shares	(102,502)	(230,770)
Class I shares	(1,556,779)	(435,587)
Class Y shares	(176,994)	(309,815)
Total capital share activity	(2,509,694)	2,876,800

See notes to financial statements.

14 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$21.76	$22.04	$22.98	$24.58	$19.36	$15.15
Income from investment operations:
Net investment income (loss)	(0.01)	0.03(b)	0.04	(0.07)	(0.01)	0.20
Net realized and unrealized gain (loss)	3.11	1.53	1.80	1.19	6.02	4.05
Total from investment operations	3.10	1.56	1.84	1.12	6.01	4.25
Distributions from:
Net investment income	—	(0.01)	—(c)	—	(0.25)	(0.04)
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(0.33)	(1.84)	(2.78)	(2.72)	(0.79)	(0.04)
Total increase (decrease) in net asset value	2.77	(0.28)	(0.94)	(1.60)	5.22	4.21
Net asset value, ending	$24.53	$21.76	$22.04	$22.98	$24.58	$19.36
Total return (d)	14.29%	7.66%	8.18%	4.69%	32.42%	28.12%
Ratios to average net assets: (e)
Net investment income (loss)	(0.08%)(f)	0.12%(b)	0.19%	(0.28%)	(0.05%)	1.13%
Total expenses	1.35%(f)	1.42%	1.52%	1.61%	1.67%	1.78%
Net expenses	1.35%(f)	1.37%	1.37%	1.53%	1.67%	1.69%
Portfolio turnover	100%	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$135,548	$170,294	$154,728	$134,128	$129,407	$95,189

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$19.30	$19.88	$21.12	$22.98	$18.08	$14.25
Income from investment operations:
Net investment income (loss)	(0.09)	(0.12)(b)	(0.12)	(0.23)	(0.17)	0.03
Net realized and unrealized gain (loss)	2.75	1.37	1.66	1.09	5.65	3.80
Total from investment operations	2.66	1.25	1.54	0.86	5.48	3.83
Distributions from:
Net investment income	—	—	—	—	(0.04)	—
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(0.33)	(1.83)	(2.78)	(2.72)	(0.58)	—
Total increase (decrease) in net asset value	2.33	(0.58)	(1.24)	(1.86)	4.90	3.83
Net asset value, ending	$21.63	$19.30	$19.88	$21.12	$22.98	$18.08
Total return (c)	13.82%	6.89%	7.38%	3.81%	31.35%	26.88%
Ratios to average net assets: (d)
Net investment income (loss)	(0.84%)(e)	(0.63%)(b)	(0.56%)	(1.06%)	(0.86%)	0.19%
Total expenses	2.21%(e)	2.31%	2.36%	2.38%	2.49%	2.64%
Net expenses	2.12%(e)	2.12%	2.12%	2.31%	2.49%	2.64%
Portfolio turnover	100%	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$18,304	$16,842	$15,887	$14,156	$13,726	$9,907

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

16 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$23.18	$23.34	$24.14	$25.56	$20.06	$15.80
Income from investment operations:
Net investment income	0.05	0.13(b)	0.16	0.08	0.16	0.35
Net realized and unrealized gain (loss)	3.32	1.63	1.90	1.22	6.24	4.21
Total from investment operations	3.37	1.76	2.06	1.30	6.40	4.56
Distributions from:
Net investment income	(0.02)	(0.09)	(0.08)	—	(0.36)	(0.30)
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(0.35)	(1.92)	(2.86)	(2.72)	(0.90)	(0.30)
Total increase (decrease) in net asset value	3.02	(0.16)	(0.80)	(1.42)	5.50	4.26
Net asset value, ending	$26.20	$23.18	$23.34	$24.14	$25.56	$20.06
Total return (c)	14.56%	8.15%	8.72%	5.27%	33.43%	29.11%
Ratios to average net assets: (d)
Net investment income	0.36%(e)	0.58%(b)	0.64%	0.33%	0.71%	1.88%
Total expenses	0.92%(e)	0.94%	0.91%	0.95%	0.98%	1.03%
Net expenses	0.90%(e)	0.92%	0.91%	0.92%	0.92%	0.92%
Portfolio turnover	100%	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$90,112	$96,664	$61,669	$54,563	$46,198	$26,129

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,		Period Ended September 30, 2014(a)(b)
CLASS Y SHARES		2016(a)	2015(a)
Net asset value, beginning	$21.91	$22.18	$23.06	$25.36
Income from investment operations:
Net investment income	0.03	0.09(c)	0.09	0.03
Net realized and unrealized gain (loss)	3.13	1.55	1.82	0.39
Total from investment operations	3.16	1.64	1.91	0.42
Distributions from:
Net investment income	—	(0.08)	(0.01)	—
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)
Total distributions	(0.33)	(1.91)	(2.79)	(2.72)
Total increase (decrease) in net asset value	2.83	(0.27)	(0.88)	(2.30)
Net asset value, ending	$24.74	$21.91	$22.18	$23.06
Total return (d)	14.46%	8.00%	8.45%	1.81%
Ratios to average net assets: (e)
Net investment income	0.28%(f)	0.44%(c)	0.39%	0.14%(f)
Total expenses	1.05%(f)	1.10%	1.31%	2.20%(f)
Net expenses	1.05%(f)	1.09%	1.12%	1.16%(f)
Portfolio turnover	100%	150%	59%	103%
Net assets, ending (in thousands)	$36,440	$20,229	$10,084	$4,406

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 18, 2013 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

18 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Impact Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on August 10, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Small Cap Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 19

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$274,773,933	$—	$—	$274,773,933
High Social Impact Investments	—	1,311,888	318,580	1,630,468
Time Deposit	—	1,281,073	—	1,281,073
Short Term Investment of Cash Collateral For Securities Loaned	14,002,847	—	—	14,002,847
TOTAL	$288,776,780	$2,592,961	$318,580^	$291,688,321

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.

20 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the annual rate of 0.70% of the Fund’s average daily net assets. For the six months ended March 31, 2017, the investment advisory fee amounted to $1,073,801 or 0.69% per annum of the Fund’s average daily net assets, of which $527,367 was paid to CRM and $546,434 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.37%, 2.12%, 0.92% and 1.12% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $2,962 and CIM waived or reimbursed expenses of $4,658.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12%

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 21

of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid administrative fees of $93,048, of which $5,042 were waived and CIAS was paid administrative fees of $93,690, of which $5,100 were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.35% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $209,541 or 0.25% per annum of Class A’s average daily net assets, of which $101,942 was paid to EVD and $107,599 was paid to CID, and $88,030 or 1.00% per annum of Class C’s average daily net assets, of which $45,115 was paid to EVD and $42,915 was paid to CID.
The Fund was informed that EVD and CID received $9,278 and $6,465, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $1,045 and $2,142, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $16,850 and shareholder servicing fees paid to CIS were $16,790. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $302,454,648 and $368,746,731, respectively.

22 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$20,684,843
Unrealized (depreciation)	(5,305,918)
Net unrealized appreciation (depreciation)	$15,378,925

Federal income tax cost of investments	$276,309,396

NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $13,828,647 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,002,847	$—	$—	$—	$14,002,847
Amount of recognized liabilities for securities lending transactions					$14,002,847
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 23

For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$694,575	2.02%	$15,106,730	January 2017
NOTE F — AFFILIATED COMPANIES
The Fund invests a portion of its assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Fund relies on exemptive relief to invest in the notes because the Fund's investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates. Transactions in affiliated companies by the Fund for the six months ended March 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$750,000	$—	($750,000)	$—	$—	$729	$—	$—	$12,600
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	651,905	—	(651,905)	—	—	326	—	—	18,351
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,401,905	—	1,401,905	1,311,888	6,250	—	—	(90,017)
TOTALS					$1,311,888	$7,305	$—	$—	($59,066)
NOTE G — REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

24 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Small Cap Fund, a series of Calvert Impact Fund, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016, December 28, 2016, January 6, 2017, January 27, 2017 and February 15, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
7,190,608	168,364	376,871	2,211,550

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
7,207,875	180,416	347,552	2,211,549

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
7,122,541	204,452	408,850	2,211,549

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
3,755,579	85,772	443,535	1,170,715

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
349,452	10,264	55,515	26,391

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 25

Shareholders of Calvert Impact Fund, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Impact Fund, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,697,069	1,929,355
Alice Gresham Bullock	35,777,835	1,848,589
Cari Dominguez	35,780,136	1,846,288
Miles D. Harper III	35,693,783	1,932,641
John G. Guffey, Jr.	35,686,589	1,939,836
Joy V. Jones	35,775,597	1,850,827
Anthony A. Williams	33,920,543	3,705,881
John H. Streur	35,672,258	1,954,166

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

26 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Small Cap Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Impact Fund, Inc. (“CIF”), and by a separate vote, the Directors who are not “interested persons” of CIF (the “Independent Directors”), approved a new Investment Advisory Agreement between CIF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Small Cap Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds, such as the Fund, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, such as the Fund, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 27

In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

28 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert Small Cap Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert Small Cap Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED) 29

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

30 calvert.com CALVERT SMALL CAP FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT SMALL CAP FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24198 3.31.17

Calvert Solution Strategies™ • Calvert Global Energy Solutions Fund • Calvert Global Water Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
5	Understanding Your Fund’s Expenses
7	Financial Statements
44	Special Meeting of Shareholders
46	Board Approval of Investment Advisory Agreement
48	Officers and Directors
49	Important Notices

CALVERT GLOBAL ENERGY SOLUTIONS FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2007	05/31/2007	2.19%	1.38%	1.96%	-8.07%
Class A with 4.75% Maximum Sales Charge	—	—	-2.65	-3.39	0.97	-8.52
Class C at NAV	07/31/2007	05/31/2007	1.92	0.71	1.01	-8.91
Class C with 1% Maximum Sales Charge	—	—	0.92	-0.29	1.01	-8.91
Class I at NAV	05/31/2007	05/31/2007	2.43	1.79	2.46	-7.64
Class Y at NAV	07/29/2011	05/31/2007	2.35	1.57	2.19	-7.93

MSCI All Country World Index	—	—	8.18%	15.04%	8.37%	3.30%
Calvert Global Energy Research Spliced
Benchmark	—	—	5.26	7.51	8.51	-6.38
Calvert Global Energy Research Index	—	—	5.13	—	—	—
Ardour Global Alternative Energy Index	—	—	4.89	7.13	8.43	-6.41

Ticker Symbol			Class A	Class C	Class I	Class Y
			CGAEX	CGACX	CAEIX	CGAYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.81%	2.61%	3.64%	1.39%
Net			1.30	2.05	0.95	1.05

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)

Industrials	34.6%	Calvert Social Investment Foundation, Community Investment Notes	2.1%
Information Technology	24.4%	Infineon Technologies AG	1.2%
Utilities	17.2%	Emerson Electric Co.	1.2%
Materials	8.7%	Tesla, Inc.	1.1%
Consumer Discretionary	7.7%	Samsung SDI Co. Ltd.	1.0%
High Social Impact Investments	2.2%	ABB Ltd.	1.0%
Energy	2.2%	Schneider Electric SE	1.0%
Consumer Staples	2.1%	Koninklijke Philips NV	1.0%
Financials	0.8%	Cie de Saint-Gobain	1.0%
Time Deposit	0.1%	Delta Electronics, Inc.	1.0%
Total	100.0%	Total	11.6%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2008	09/30/2008	4.29%	15.15%	7.36%	6.80%
Class A with 4.75% Maximum Sales Charge	—	—	-0.65	9.68	6.33	6.19
Class C at NAV	09/30/2008	09/30/2008	3.85	14.25	6.51	5.87
Class C with 1% Maximum Sales Charge	—	—	2.85	13.25	6.51	5.87
Class I at NAV	01/31/2014	09/30/2008	4.44	15.55	7.70	7.00
Class Y at NAV	09/30/2008	09/30/2008	4.46	15.46	7.70	7.06

MSCI All Country World Index	—	—	8.18%	15.04%	8.37%	7.33%
Calvert Global Water Research Spliced
Benchmark	—	—	5.64	18.31	11.93	8.84
Calvert Global Water Research Index	—	—	5.64	18.30	—	—
S-Network Global Water Index	—	—	3.77	16.80	11.64	8.67

Ticker Symbol			Class A	Class C	Class I	Class Y
			CFWAX	CFWCX	CFWIX	CFWYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.47%	2.19%	1.47%	1.11%
Net			1.28	2.03	0.93	1.03

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Industrials	37.3%	Geberit AG	1.6%
Utilities	30.1%	Veolia Environnement SA	1.6%
Materials	11.0%	American Water Works Co., Inc.	1.6%
Consumer Discretionary	5.6%	United Utilities Group plc	1.5%
Consumer Staples	5.2%	Suez	1.5%
Health Care	4.6%	Severn Trent plc	1.5%
Information Technology	4.6%	A.O. Smith Corp.	1.5%
Financials	1.1%	HD Supply Holdings, Inc.	1.4%
High Social Impact Investments	0.4%	Ecolab, Inc.	1.4%
Time Deposit	0.1%	Ebara Corp.	1.4%
Total	100.0%	Total	15.0%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 3

Endnotes and Additional Disclosures

[1]
MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Global Energy Research Spliced Benchmark is comprised of the Ardour Global Alternative Energy Index prior to October 4, 2016 and Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016. The Ardour Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources. The Calvert Global Water Research Spliced Benchmark is comprised of S-Network Global Water Index prior to May 31, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Ardour Global Alternative Energy Index to Calvert Global Energy Research Index because the investment adviser believes it is a more appropriate secondary benchmark for the Fund.

Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index because the investment adviser believes it is a more appropriate secondary benchmark for the Fund.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For the Calvert Global Energy Solutions Fund, the performance of Class C and Class Y is linked to Class A and for the Calvert Global Water Fund, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3] Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]  Does not include Short Term Investment of Cash Collateral for Securities Loaned.

4 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in these mutual funds and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by each Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CALVERT GLOBAL ENERGY SOLUTIONS FUND	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.48%	$1,000.00	$1,021.90	$7.46
Hypothetical (5% return per year before expenses)	1.48%	$1,000.00	$1,017.55	$7.44
Class C
Actual	2.22%	$1,000.00	$1,019.20	$11.18
Hypothetical (5% return per year before expenses)	2.22%	$1,000.00	$1,013.86	$11.15
Class I
Actual	1.05%	$1,000.00	$1,024.30	$5.30
Hypothetical (5% return per year before expenses)	1.05%	$1,000.00	$1,019.70	$5.29
Class Y
Actual	1.22%	$1,000.00	$1,023.50	$6.15
Hypothetical (5% return per year before expenses)	1.22%	$1,000.00	$1,018.85	$6.14

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 5

CALVERT GLOBAL WATER FUND	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.28%	$1,000.00	$1,042.90	$6.52
Hypothetical (5% return per year before expenses)	1.28%	$1,000.00	$1,018.55	$6.44
Class C
Actual	2.03%	$1,000.00	$1,038.50	$10.32
Hypothetical (5% return per year before expenses)	2.03%	$1,000.00	$1,014.81	$10.20
Class I
Actual	0.93%	$1,000.00	$1,044.40	$4.74
Hypothetical (5% return per year before expenses)	0.93%	$1,000.00	$1,020.29	$4.68
Class Y
Actual	1.03%	$1,000.00	$1,044.60	$5.25
Hypothetical (5% return per year before expenses)	1.03%	$1,000.00	$1,019.80	$5.19

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.3%

Austria - 1.4%
Andritz AG	13,423	671,327
Zumtobel Group AG	25,035	482,701
		1,154,028

Belgium - 1.0%
Umicore SA	13,324	758,789

Brazil - 1.2%
CPFL Energia SA	64,288	529,196
Sao Martinho SA	81,052	447,384
		976,580

Canada - 4.0%
Boralex, Inc., Class A	30,678	495,056
Brookfield Renewable Partners LP *	18,930	560,847
Hydrogenics Corp. *(a)	97,715	654,690
Innergex Renewable Energy, Inc. (a)	45,373	487,900
Northland Power, Inc.	28,577	527,767
TransAlta Renewables, Inc.	42,704	505,762
		3,232,022

China - 6.2%
Boer Power Holdings Ltd. (a)	984,000	329,280
China Longyuan Power Group Corp. Ltd., Class H	620,000	482,261
CRRC Corp. Ltd., Class H	628,000	610,588
CSG Holding Co. Ltd., Class B	699,000	514,571
Huaneng Renewables Corp. Ltd., Class H	1,385,955	479,984
JA Solar Holdings Co. Ltd. (ADR) *(a)	94,883	620,535
JinkoSolar Holding Co. Ltd. (ADR) *(a)	35,030	580,447
Kandi Technologies Group, Inc. *(a)	88,458	336,140
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	279,600	421,089
Xinyi Solar Holdings Ltd.	1,854,000	592,127
		4,967,022

Denmark - 2.5%
Novozymes A/S, Class B	17,368	688,114
Rockwool International A/S, Class B	3,057	541,581
Vestas Wind Systems A/S	8,980	730,435
		1,960,130

Finland - 0.7%
Metsa Board Oyj (a)	89,014	550,007

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
France - 3.5%
Albioma SA	34,683	613,087
Cie de Saint-Gobain	15,145	777,042
Renault SA	6,771	588,212
Schneider Electric SE	11,098	815,355
		2,793,696

Germany - 5.8%
Bayerische Motoren Werke AG	6,574	599,823
Capital Stage AG	65,509	431,846
Deutsche Post AG	18,394	629,507
Infineon Technologies AG	47,762	977,560
Nordex SE *(a)	32,508	454,497
OSRAM Licht AG	10,503	658,657
SMA Solar Technology AG (a)	16,280	411,326
VERBIO Vereinigte BioEnergie AG	43,004	486,293
		4,649,509

Hong Kong - 4.4%
China Everbright International Ltd.	408,000	549,457
China Singyes Solar Technologies Holdings Ltd. (a)	883,000	398,016
Concord New Energy Group Ltd.	9,140,000	459,141
FDG Electric Vehicles Ltd. *(a)	13,170,000	551,286
GCL-Poly Energy Holdings Ltd. *(a)	4,781,000	633,982
United Photovoltaics Group Ltd. *	4,066,000	486,687
Wasion Group Holdings Ltd.	894,000	470,678
		3,549,247

Ireland - 1.6%
CRH plc	17,462	615,345
Kingspan Group plc	19,529	623,027
		1,238,372

Japan - 4.3%
Ferrotec Corp.	37,900	467,185
Hitachi Metals Ltd.	42,300	594,981
Kobe Steel Ltd. *	60,600	554,514
Nippon Express Co. Ltd.	115,000	591,936
Nissan Motor Co. Ltd.	61,100	589,149
Panasonic Corp.	53,900	609,998
		3,407,763

Netherlands - 2.6%
Akzo Nobel NV	7,846	649,521
Koninklijke DSM NV	8,983	607,513
Koninklijke Philips NV	24,808	796,939
		2,053,973

8 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
New Zealand - 1.3%
Mercury NZ Ltd. (a)	222,119	490,472
Meridian Energy Ltd.	281,083	551,576
		1,042,048

Norway - 1.7%
Norsk Hydro ASA	103,277	601,870
REC Silicon ASA *(a)	3,366,051	403,338
Scatec Solar ASA (a)(b)	87,572	390,628
		1,395,836

Philippines - 0.6%
Energy Development Corp.	4,041,700	484,693

Portugal - 0.5%
Altri SGPS SA	87,357	390,157

South Korea - 3.2%
ALUKO Co. Ltd.	87,048	367,244
Finetex EnE, Inc. *(a)	72,222	375,898
Hansol Technics Co. Ltd. *	32,913	497,479
Samsung SDI Co. Ltd.	6,771	835,902
Seoul Semiconductor Co. Ltd.	32,835	510,960
		2,587,483

Spain - 5.0%
Acciona SA	6,721	537,570
Atlantica Yield plc	23,502	492,602
EDP Renovaveis SA	74,040	547,149
Ence Energia y Celulosa SA	138,598	426,921
Gamesa Corp. Tecnologica SA	25,395	600,714
Iberdrola SA	108,309	773,855
Red Electrica Corp. SA	33,938	650,741
		4,029,552

Switzerland - 1.7%
ABB Ltd.	34,965	818,373
Meyer Burger Technology AG *(a)	667,583	564,035
		1,382,408

Taiwan - 5.7%
Delta Electronics, Inc.	145,000	776,598
Everlight Electronics Co. Ltd.	303,000	485,327
Gigasolar Materials Corp.	44,000	446,528
Gintech Energy Corp. *	831,822	485,230
Green Energy Technology, Inc. *	775,000	446,903
Lextar Electronics Corp.	810,000	469,802
Motech Industries, Inc. *	545,000	502,878

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Neo Solar Power Corp. *	1,031,000	518,140
Solartech Energy Corp. *	874,000	406,150
		4,537,556

Thailand - 0.2%
Inter Far East Energy Corp. (c)	2,662,000	192,121

United Kingdom - 5.8%
Delphi Automotive plc	7,955	640,298
Dialight plc *	34,054	426,663
easyJet plc	49,572	637,335
Ricardo plc	52,485	572,428
SIG plc	379,312	528,942
Unilever plc	12,396	611,461
United Utilities Group plc	50,859	633,244
Utilitywise plc	294,781	608,473
		4,658,844

United States - 32.4%
3M Co.	3,202	612,639
8Point3 Energy Partners LP	31,845	432,137
AAON, Inc.	15,345	542,446
Alphabet, Inc., Class A *	712	603,634
BorgWarner, Inc.	15,573	650,796
Bunge Ltd.	7,460	591,280
Covanta Holding Corp.	34,419	540,378
Cree, Inc. *	21,695	579,907
Eaton Corp. plc	10,392	770,567
EMCOR Group, Inc.	9,396	591,478
Emerson Electric Co.	15,380	920,647
EnerNOC, Inc. *	113,817	682,902
EnerSys	8,930	704,934
First Solar, Inc. *(a)	16,330	442,543
FuelCell Energy, Inc. *(a)	430,877	592,456
General Electric Co.	19,818	590,576
Green Plains, Inc.	20,566	509,008
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,443	635,148
Ingersoll-Rand plc	9,066	737,247
Itron, Inc. *	10,662	647,183
Maxwell Technologies, Inc. *	86,054	499,974
Microsoft Corp.	9,279	611,115
NextEra Energy Partners LP *	16,452	545,055
ON Semiconductor Corp. *	42,098	652,098
Ormat Technologies, Inc.	9,164	523,081
Owens Corning	10,627	652,179
Pacific Ethanol, Inc. *	52,204	357,597
Pattern Energy Group, Inc. (a)	24,275	488,656

10 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Plug Power, Inc. *(a)	468,931	647,125
Power Integrations, Inc.	8,511	559,598
Renewable Energy Group, Inc. *(a)	41,878	437,625
Rockwell Automation, Inc.	4,742	738,377
Silver Spring Networks, Inc. *(a)	46,548	525,527
SolarEdge Technologies, Inc. *	37,718	588,401
Southwest Airlines Co.	10,706	575,554
SunPower Corp. *(a)	57,208	348,969
Sunrun, Inc. *(a)	75,929	410,017
Tenneco, Inc.	9,085	567,086
Tesla, Inc. *	3,078	856,607
Universal Display Corp.	7,220	621,642
Vivint Solar, Inc. *(a)	133,876	374,853
Waste Management, Inc.	8,234	600,423
Whirlpool Corp.	3,960	678,467
Woodward, Inc.	10,086	685,041
		25,922,973

Total Common Stocks (Cost $75,133,384)		77,914,809

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.2%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (d)(e)	1,800,000	1,684,422
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(f)	53,000	47,170
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(f)	68,000	63,920

Total High Social Impact Investments (Cost $1,921,000)		1,795,512

TIME DEPOSIT - 0.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	100,925	100,925

Total Time Deposit (Cost $100,925)		100,925

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	10,371,490	10,371,490

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $10,371,490)		10,371,490

TOTAL INVESTMENTS (Cost $87,526,799) - 112.6%		90,182,736
Other assets and liabilities, net - (12.6%)		(10,096,141)
NET ASSETS - 100.0%		80,086,595
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 11

At March 31, 2017, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*

Industrials	34.6%
Information Technology	24.4%
Utilities	17.2%
Materials	8.7%
Consumer Discretionary	7.7%
High Social Impact Investments	2.2%
Energy	2.2%
Consumer Staples	2.1%
Financials	0.8%
Time Deposit	0.1%
Total	100.0%

*Does not include Short Term Investment of Cash Collateral for Securities Loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,771,552 as of March 31, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $390,628, which represents 0.5% of the net assets of the Fund as of March 31, 2017.

(c) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(d) Restricted security. Total market value of restricted securities amounts to $1,795,512, which represents 2.2% of the net assets of the Fund as of March 31, 2017.
(e) Affiliated company (see Note F).
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

Abbreviations:
ADR:	American Depositary Receipts

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	68,000
See notes to financial statements.

12 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%

Brazil - 2.1%
Cia de Saneamento de Minas Gerais	325,664	4,597,952
Cia de Saneamento do Parana, PFC Shares	1,290,594	4,534,765
		9,132,717

Canada - 1.0%
EnerCare, Inc.	293,083	4,577,459

Cayman Islands - 0.9%
Consolidated Water Co. Ltd.	329,869	3,842,974

Chile - 1.1%
Aguas Andinas SA, Class A	8,374,847	4,759,337

China - 1.9%
China Lesso Group Holdings Ltd.	6,067,578	5,132,136
CT Environmental Group Ltd. (a)	16,396,202	3,482,883
		8,615,019

Denmark - 0.9%
Novozymes A/S, Class B	99,157	3,928,562

Finland - 2.6%
Kemira Oyj	325,144	3,992,834
Metsa Board Oyj (a)	560,409	3,462,699
Outotec Oyj *	662,103	4,015,542
		11,471,075

France - 3.9%
Sanofi SA	43,454	3,928,033
Suez	410,891	6,484,707
Veolia Environnement SA	368,062	6,901,850
		17,314,590

Hong Kong - 3.7%
Beijing Enterprises Water Group Ltd.	8,023,452	5,947,655
China Water Affairs Group Ltd.	6,588,421	4,341,022
Guangdong Investment Ltd.	4,149,427	5,916,752
		16,205,429

India - 1.9%
Jain Irrigation Systems Ltd.	2,520,534	3,634,801
VA Tech Wabag Ltd.	460,695	4,846,617
		8,481,418

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Israel - 0.8%
Israel Chemicals Ltd.	840,857	3,565,939

Italy - 1.1%
ACEA SpA	367,664	5,004,777

Japan - 6.2%
Ebara Corp. (a)	187,256	6,125,554
Hitachi Zosen Corp.	845,327	4,825,751
Kurita Water Industries Ltd.	188,142	4,568,567
METAWATER Co. Ltd. (a)	158,017	4,121,760
Nihon Trim Co. Ltd. (a)	81,800	2,730,790
TOTO Ltd. (a)	130,100	4,921,581
		27,294,003

Netherlands - 2.1%
Arcadis NV	350,619	5,522,461
Boskalis Westminster NV	106,462	3,667,890
		9,190,351

Philippines - 2.2%
Manila Water Co., Inc.	7,575,206	4,648,857
Metro Pacific Investments Corp.	40,949,418	4,911,453
		9,560,310

Singapore - 0.9%
Hyflux Ltd. (a)	9,922,994	4,043,397

South Korea - 1.2%
Coway Co. Ltd.	62,098	5,346,156

Spain - 2.0%
Fomento de Construcciones y Contratas SA *	513,145	4,660,759
Iberdrola SA	570,113	4,073,394
		8,734,153

Sweden - 0.8%
Hennes & Mauritz AB, Class B (a)	138,164	3,526,054

Switzerland - 3.4%
Geberit AG	16,199	6,980,322
Novartis AG	51,929	3,856,118
Sika AG	682	4,090,440
		14,926,880

Taiwan - 1.7%
China Steel Corp.	4,536,000	3,782,244
Taiwan Semiconductor Manufacturing Co. Ltd.	624,294	3,914,719
		7,696,963

14 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Kingdom - 9.5%
Coca-Cola European Partners plc	107,592	4,055,142
Croda International plc	85,559	3,821,610
Pennon Group plc	552,107	6,098,833
Pentair plc	88,312	5,544,227
Polypipe Group plc	1,145,901	5,460,580
Severn Trent plc	217,073	6,475,081
Unilever plc	77,724	3,833,912
United Utilities Group plc	526,317	6,553,161
		41,842,546

United States - 47.2%
A.O. Smith Corp.	125,582	6,424,775
Advanced Drainage Systems, Inc.	222,532	4,873,451
Aegion Corp. *	208,295	4,772,038
American States Water Co.	123,076	5,452,267
American Water Works Co., Inc.	88,486	6,881,556
Badger Meter, Inc.	115,339	4,238,708
Calgon Carbon Corp.	279,826	4,085,460
California Water Service Group	149,480	5,358,858
Cantel Medical Corp.	58,391	4,677,119
Colgate-Palmolive Co.	52,782	3,863,115
Connecticut Water Service, Inc.	82,789	4,400,235
Danaher Corp.	44,360	3,794,111
Ecolab, Inc.	49,158	6,161,464
Flowserve Corp.	110,753	5,362,660
Ford Motor Co.	296,124	3,446,883
Franklin Electric Co., Inc.	105,664	4,548,835
General Electric Co.	124,775	3,718,295
General Mills, Inc.	61,047	3,602,384
Gorman-Rupp Co. (The)	143,314	4,500,060
Hanesbrands, Inc. (a)	189,439	3,932,754
Hawkins, Inc.	72,312	3,543,288
HD Supply Holdings, Inc. *	154,155	6,339,624
IDEX Corp.	54,697	5,114,717
IDEXX Laboratories, Inc. *	25,908	4,005,636
Intel Corp.	103,259	3,724,552
Itron, Inc. *	73,539	4,463,817
Kellogg Co.	50,281	3,650,903
Layne Christensen Co. *	396,308	3,503,363
Lindsay Corp. (a)	60,609	5,340,865
Middlesex Water Co.	125,159	4,624,625
Mueller Industries, Inc.	177,560	6,077,879
Mueller Water Products, Inc., Class A	444,465	5,253,576
NIKE, Inc., Class B	68,492	3,817,059
Nucor Corp.	62,552	3,735,605
PepsiCo, Inc.	34,950	3,909,507
Rexnord Corp. *	203,138	4,688,425
Sempra Energy	35,824	3,958,552
SJW Group	97,525	4,702,656
Tetra Tech, Inc.	108,627	4,437,413

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Toro Co. (The)	84,897	5,302,667
Trimble, Inc. *	122,209	3,911,910
Valmont Industries, Inc.	38,079	5,921,285
Watts Water Technologies, Inc., Class A	65,507	4,084,361
Xylem, Inc.	107,817	5,414,570
York Water Co. (The)	124,908	4,378,025
		207,999,908

Total Common Stocks (Cost $390,801,309)		437,060,017

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	1,000,000	935,790
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	284,000	252,760
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	366,000	344,040

Total High Social Impact Investments (Cost $1,650,000)		1,532,590

TIME DEPOSIT - 0.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	537,898	537,898

Total Time Deposit (Cost $537,898)		537,898

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	29,234,595	29,234,595

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $29,234,595)		29,234,595

TOTAL INVESTMENTS (Cost $422,223,802) - 106.2%		468,365,100
Other assets and liabilities, net - (6.2%)		(27,480,405)
NET ASSETS - 100.0%		440,884,695

See notes to financial statements.

16 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2017, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*

Industrials	37.3%
Utilities	30.1%
Materials	11.0%
Consumer Discretionary	5.6%
Consumer Staples	5.2%
Health Care	4.6%
Information Technology	4.6%
Financials	1.1%
High Social Impact Investments	0.4%
Time Deposit	0.1%
Total	100.0%

*Does not include Short Term Investment of Cash Collateral for Securities Loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $27,320,738 as of March 31, 2017.
(b) Restricted security. Total market value of restricted securities amounts to $1,532,590, which represents 0.4% of the net assets of the Fund as of March 31, 2017.
(c) Affiliated company (see Note F).
(d) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

Abbreviations:
PFC Shares:	Preference Shares

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	366,000

See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $85,726,799) - see accompanying schedule	$88,498,314
Investments in affiliated securities, at value (Cost $1,800,000) - see accompanying schedule	1,684,422
Foreign currency, at value (Cost $26,806)	26,789
Receivable for securities sold	123,602
Receivable for Fund shares sold	187,468
Dividends and interest receivable	160,451
Interest receivable - affiliated	8,025
Securities lending income receivable	52,883
Directors' deferred compensation plan	61,593
Tax reclaims receivable	25,944
Receivable from affiliate	80,079
Total assets	90,909,570

LIABILITIES
Collateral for securities loaned	10,371,490
Payable for Fund shares redeemed	189,962
Payable to affiliates:
Investment advisory fee	51,012
Administrative fees	8,162
Distribution Plan expenses	21,288
Sub-transfer agent fee	6,483
Directors' fees and expenses	38
Directors' deferred compensation plan	61,593
Accrued expenses and other liabilities	112,947
Total liabilities	10,822,975
NET ASSETS	$80,086,595

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$282,237,482
Accumulated undistributed net investment income	120,984
Accumulated net realized gain (loss)	(204,926,750)
Net unrealized appreciation (depreciation)	2,654,879
NET ASSETS	$80,086,595

NET ASSET VALUE PER SHARE
Class A (based on net assets of $53,659,981 and 8,513,452 shares outstanding)	$6.30
Class C (based on net assets of $11,614,606 and 1,961,525 shares outstanding)	$5.92
Class I (based on net assets of $4,688,303 and 733,944 shares outstanding)	$6.39
Class Y (based on net assets of $10,123,705 and 1,547,372 shares outstanding)	$6.54

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$6.61
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

18 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $421,223,802) - see accompanying schedule	$467,429,310
Investments in affiliated securities, at value (Cost $1,000,000) - see accompanying schedule	935,790
Foreign currency, at value (Cost $1,296,876)	1,309,748
Receivable for Fund shares sold	705,009
Dividends and interest receivable	1,263,020
Interest receivable - affiliated	4,460
Securities lending income receivable	24,856
Directors' deferred compensation plan	267,495
Tax reclaims receivable	229,142
Receivable from affiliate	55,332
Total assets	472,224,162

LIABILITIES
Collateral for securities loaned	29,234,595
Payable for Fund shares redeemed	894,063
Payable for foreign capital gains taxes	265,413
Payable to affiliates:
Investment advisory fee	270,833
Administrative fees	44,609
Distribution Plan expenses	109,088
Sub-transfer agent fee	9,897
Directors' fees and expenses	816
Directors' deferred compensation plan	267,495
Accrued expenses and other liabilities	242,658
Total liabilities	31,339,467
NET ASSETS	$440,884,695

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$474,800,192
Accumulated undistributed net investment income	2,080,733
Accumulated net realized gain (loss)	(81,878,780)
Net unrealized appreciation (depreciation)	45,882,550
NET ASSETS	$440,884,695

NET ASSET VALUE PER SHARE
Class A (based on net assets of $240,501,516 and 13,022,465 shares outstanding)	$18.47
Class C (based on net assets of $68,266,174 and 4,014,546 shares outstanding)	$17.00
Class I (based on net assets of $14,011,593 and 754,003 shares outstanding)	$18.58
Class Y (based on net assets of $118,105,412 and 6,303,577 shares outstanding)	$18.74

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$19.39
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 19

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME	Global Energy Solutions Fund	Global Water Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $36,914 and $270,468, respectively)	$568,890	$4,834,875
Securities lending income	212,088	122,368
Interest income	762	12,858
Interest income - affiliated	10,858	6,514
Other income	335	320
Total investment income	792,933	4,976,935

Expenses:
Investment advisory fee	350,726	1,572,461
Administrative fees	49,363	258,880
Transfer agency fees and expenses:
Class A	120,619	278,151
Class C	22,934	61,130
Class I	1,321	1,492
Class Y	6,894	50,346
Distribution Plan expenses:
Class A	73,032	327,701
Class C	59,388	341,851
Directors' fees and expenses	4,358	22,203
Accounting fees	14,885	57,205
Custodian fees	88,069	116,674
Professional fees	22,905	30,266
Registration fees:
Class A	8,840	14,170
Class C	6,472	8,353
Class I	6,693	7,367
Class Y	6,623	8,440
Reports to shareholders	20,413	50,427
Miscellaneous	8,844	15,551
Total expenses	872,379	3,222,668
Reimbursement from Adviser:
Class A	(166,238)	(231,511)
Class C	(37,616)	(53,799)
Class I	(13,432)	(11,995)
Class Y	(20,318)	(38,863)
Net expenses	634,775	2,886,500
NET INVESTMENT INCOME (LOSS)	158,158	2,090,435

See notes to financial statements.

20 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $679 and $9,438, respectively)	(5,219,187)	7,758,289
Foreign currency transactions	(85,908)	(131,756)
	(5,305,095)	7,626,533

Net change in unrealized appreciation (depreciation) on:
Investments (including net increase in payable for foreign capital gains taxes of $0 and $247,840, respectively)	6,223,355	8,321,111
Investments in affiliated securities	(84,348)	(46,420)
Foreign currency	965	18,507
	6,139,972	8,293,198

NET REALIZED AND UNREALIZED GAIN (LOSS)	834,877	15,919,731

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$993,035	$18,010,166
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$158,158	$1,160,831
Net realized gain (loss)	(5,305,095)	(11,190,991)
Net change in unrealized appreciation (depreciation)	6,139,972	16,378,102

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	993,035	6,347,942

Distributions to shareholders from:
Net investment income:
Class A shares	(595,985)	(147,535)
Class C shares	(23,199)	—
Class I shares	(52,798)	(3,751)
Class Y shares	(96,007)	(52,259)
Total distributions	(767,989)	(203,545)

Capital share transactions:
Shares sold:
Class A shares	3,900,381	26,960,528
Class C shares	435,696	1,945,945
Class I shares	4,132,705	576,538
Class Y shares	5,154,152	7,157,929
Reinvestment of distributions:
Class A shares	558,006	137,635
Class C shares	19,546	—
Class I shares	51,424	3,751
Class Y shares	88,509	52,182
Shares redeemed:
Class A shares	(21,019,867)	(20,751,676)
Class C shares	(2,180,735)	(3,405,691)
Class I shares	(607,797)	(105,460)
Class Y shares	(5,847,257)	(5,274,065)
Total capital share transactions	(15,315,237)	7,297,616

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,090,191)	13,442,013

NET ASSETS
Beginning of period	95,176,786	81,734,773
End of period (including accumulated undistributed net investment income of $120,984 and $730,815, respectively)	$80,086,595	$95,176,786
See notes to financial statements.

22 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	645,198	4,353,980
Class C shares	75,924	340,418
Class I shares	681,993	93,812
Class Y shares	813,583	1,136,738
Reinvestment of distributions:
Class A shares	94,738	21,142
Class C shares	3,522	—
Class I shares	8,614	567
Class Y shares	14,486	7,719
Shares redeemed:
Class A shares	(3,520,080)	(3,423,027)
Class C shares	(387,469)	(590,712)
Class I shares	(100,036)	(16,759)
Class Y shares	(940,321)	(836,704)
Total capital share activity	(2,609,848)	1,087,174
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT GLOBAL WATER FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$2,090,435	$651,377
Net realized gain (loss)	7,626,533	(75,846,373)
Net change in unrealized appreciation (depreciation)	8,293,198	150,120,767

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,010,166	74,925,771

Distributions to shareholders from:
Net investment income:
Class A shares	—	(76,358)
Class I shares	—	(36,146)
Class Y shares	—	(259,259)
Total distributions	—	(371,763)

Capital share transactions:
Shares sold:
Class A shares	23,295,115	38,797,881
Class C shares	3,772,049	6,881,375
Class I shares	9,727,603	3,833,771
Class Y shares	51,355,859	31,777,247
Reinvestment of distributions:
Class A shares	—	69,220
Class I shares	—	34,718
Class Y shares	—	195,235
Shares redeemed:
Class A shares	(71,865,420)	(103,674,316)
Class C shares	(9,383,798)	(22,529,062)
Class I shares	(1,193,036)	(452,972)
Class Y shares	(22,201,528)	(54,846,947)
Total capital share transactions	(16,493,156)	(99,913,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,517,010	(25,359,842)

NET ASSETS
Beginning of period	439,367,685	464,727,527
End of period (including accumulated undistributed (distributions in excess of) net investment income of $2,080,733 and ($9,702), respectively)	$440,884,695	$439,367,685

See notes to financial statements.

24 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	1,317,152	2,435,334
Class C shares	231,179	465,425
Class I shares	560,057	234,993
Class Y shares	2,819,022	1,968,559
Reinvestment of distributions:
Class A shares	—	4,471
Class I shares	—	2,240
Class Y shares	—	12,475
Shares redeemed:
Class A shares	(4,021,118)	(6,578,871)
Class C shares	(574,764)	(1,531,668)
Class I shares	(66,751)	(28,391)
Class Y shares	(1,245,630)	(3,461,684)
Total capital share activity	(980,853)	(6,477,117)

See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012 (a)
Net asset value, beginning	$6.23	$5.76	$7.10	$6.94	$5.16	$5.48
Income from investment operations:
Net investment income (loss)	0.01	0.08(b)	0.01	—(c)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.12	0.40	(1.35)	0.16	1.79	(0.17)
Total from investment operations	0.13	0.48	(1.34)	0.16	1.78	(0.18)
Distributions from:
Net investment income	(0.06)	(0.01)	—	—	—	(0.14)
Total distributions	(0.06)	(0.01)	—	—	—	(0.14)
Total increase (decrease) in net asset value	0.07	0.47	(1.34)	0.16	1.78	(0.32)
Net asset value, ending	$6.30	$6.23	$5.76	$7.10	$6.94	$5.16
Total return (d)	2.19%	8.38%	(18.87%)	2.31%	34.50%	(3.27%)
Ratios to average net assets: (e)
Net investment income (loss)	0.41%(f)	1.33%(b)	0.17%	(0.05%)	(0.19%)	(0.21%)
Total expenses	2.05%(f)	2.06%	2.21%	2.13%	2.40%	2.57%
Net expenses	1.48%(f)	1.85%	1.85%	1.85%	1.85%	1.85%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$53,660	$70,317	$59,589	$75,155	$79,302	$57,727

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.
(c) Amount is less than $(0.005) per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

26 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012 (a)
Net asset value, beginning	$5.82	$5.42	$6.75	$6.66	$5.00	$5.28
Income from investment operations:
Net investment income (loss)	(0.01)	0.03(b)	(0.05)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.12	0.37	(1.28)	0.16	1.73	(0.17)
Total from investment operations	0.11	0.40	(1.33)	0.09	1.66	(0.23)
Distributions from:
Net investment income	(0.01)	—	—	—	—	(0.05)
Total distributions	(0.01)	—	—	—	—	(0.05)
Total increase (decrease) in net asset value	0.10	0.40	(1.33)	0.09	1.66	(0.28)
Net asset value, ending	$5.92	$5.82	$5.42	$6.75	$6.66	$5.00
Total return (c)	1.92%	7.38%	(19.70%)	1.35%	33.20%	(4.38%)
Ratios to average net assets: (d)
Net investment income (loss)	(0.29%)(e)	0.45%(b)	(0.84%)	(1.04%)	(1.21%)	(1.22%)
Total expenses	2.86%(e)	2.87%	2.96%	2.93%	3.20%	3.37%
Net expenses	2.22%(e)	2.69%	2.85%	2.85%	2.85%	2.85%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$11,615	$13,213	$13,663	$17,256	$16,697	$13,595

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.004 per share and 0.07% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012 (a)
Net asset value, beginning	$6.35	$5.88	$7.21	$7.02	$5.19	$5.59
Income from investment operations:
Net investment income	0.04	0.11(b)	0.06	0.03	—(c)	0.02
Net realized and unrealized gain (loss)	0.11	0.41	(1.39)	0.16	1.83	(0.18)
Total from investment operations	0.15	0.52	(1.33)	0.19	1.83	(0.16)
Distributions from:
Net investment income	(0.11)	(0.05)	—	—	—	(0.24)
Total distributions	(0.11)	(0.05)	—	—	—	(0.24)
Total increase (decrease) in net asset value	0.04	0.47	(1.33)	0.19	1.83	(0.40)
Net asset value, ending	$6.39	$6.35	$5.88	$7.21	$7.02	$5.19
Total return (d)	2.43%	8.76%	(18.45%)	2.71%	35.26%	(2.77%)
Ratios to average net assets: (e)
Net investment income	1.24%(f)	1.74%(b)	0.82%	0.34%	0.04%	0.38%
Total expenses	1.93%(f)	3.83%	5.63%	2.88%	3.19%	1.77%
Net expenses	1.05%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$4,688	$910	$386	$180	$525	$725

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.09% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

28 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012 (a)
Net asset value, beginning	$6.47	$5.99	$7.36	$7.18	$5.32	$5.49
Income from investment operations:
Net investment income	0.02	0.10(b)	0.04	0.02	0.01	0.05
Net realized and unrealized gain (loss)	0.13	0.41	(1.41)	0.16	1.85	(0.22)
Total from investment operations	0.15	0.51	(1.37)	0.18	1.86	(0.17)
Distributions from:
Net investment income	(0.08)	(0.03)	—	—	—	—
Total distributions	(0.08)	(0.03)	—	—	—	—
Total increase (decrease) in net asset value	0.07	0.48	(1.37)	0.18	1.86	(0.17)
Net asset value, ending	$6.54	$6.47	$5.99	$7.36	$7.18	$5.32
Total return (c)	2.35%	8.53%	(18.61%)	2.51%	34.96%	(3.10%)
Ratios to average net assets: (d)
Net investment income	0.80%(e)	1.57%(b)	0.57%	0.33%	0.16%	0.90%
Total expenses	1.68%(e)	1.64%	1.84%	1.85%	2.50%	6.75%
Net expenses	1.22%(e)	1.60%	1.60%	1.60%	1.60%	1.60%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$10,124	$10,737	$8,097	$7,654	$1,877	$897

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 29

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$17.71	$14.87	$19.55	$19.12	$15.98	$14.29
Income from investment operations:
Net investment income (loss)	0.08	0.03(b)	(0.02)	0.01	(0.04)	0.02
Net realized and unrealized gain (loss)	0.68	2.81	(3.40)	1.77	3.99	3.29
Total from investment operations	0.76	2.84	(3.42)	1.78	3.95	3.31
Distributions from:
Net investment income	—	—(c)	—	(0.01)	(0.01)	(0.04)
Net realized gain	—	—	(1.26)	(1.34)	(0.80)	(1.58)
Total distributions	—	—(c)	(1.26)	(1.35)	(0.81)	(1.62)
Total increase (decrease) in net asset value	0.76	2.84	(4.68)	0.43	3.14	1.69
Net asset value, ending	$18.47	$17.71	$14.87	$19.55	$19.12	$15.98
Total return (d)	4.29%	19.13%	(18.35%)	9.69%	25.81%	25.16%
Ratios to average net assets: (e)
Net investment income (loss)	0.94%(f)	0.22%(b)	(0.09%)	0.05%	(0.23%)	0.16%
Total expenses	1.46%(f)	1.63%	1.82%	1.85%	2.04%	2.34%
Net expenses	1.28%(f)	1.51%	1.82%	1.85%	1.85%	1.85%
Portfolio turnover	27%	103%	110%	77%	104%	116%
Net assets, ending (in thousands)	$240,502	$278,517	$295,337	$384,697	$178,275	$55,964

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

30 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$16.37	$13.84	$18.41	$18.20	$15.38	$13.90
Income from investment operations:
Net investment income (loss)	0.02	(0.08)(b)	(0.13)	(0.12)	(0.19)	(0.12)
Net realized and unrealized gain (loss)	0.61	2.61	(3.18)	1.68	3.81	3.18
Total from investment operations	0.63	2.53	(3.31)	1.56	3.62	3.06
Distributions from:
Net investment income	—	—	—	(0.01)	—	—
Net realized gain	—	—	(1.26)	(1.34)	(0.80)	(1.58)
Total distributions	—	—	(1.26)	(1.35)	(0.80)	(1.58)
Total increase (decrease) in net asset value	0.63	2.53	(4.57)	0.21	2.82	1.48
Net asset value, ending	$17.00	$16.37	$13.84	$18.41	$18.20	$15.38
Total return (c)	3.85%	18.28%	(18.92%)	8.93%	24.63%	23.90%
Ratios to average net assets: (d)
Net investment income (loss)	0.26%(e)	(0.52%)(b)	(0.79%)	(0.65%)	(1.16%)	(0.81%)
Total expenses	2.19%(e)	2.35%	2.53%	2.53%	2.79%	3.20%
Net expenses	2.03%(e)	2.25%	2.53%	2.53%	2.79%	2.85%
Portfolio turnover	27%	103%	110%	77%	104%	116%
Net assets, ending (in thousands)	$68,266	$71,334	$75,061	$94,985	$30,759	$8,574

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 31

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,		Period Ended September 30, 2014 (a)(b)
CLASS I SHARES		2016 (a)	2015 (a)
Net asset value, beginning	$17.79	$15.02	$19.64	$18.99
Income from investment operations:
Net investment income	0.14	0.13(c)	0.06	0.04
Net realized and unrealized gain (loss)	0.65	2.80	(3.42)	0.61
Total from investment operations	0.79	2.93	(3.36)	0.65
Distributions from:
Net investment income	—	(0.16)	—	—
Net realized gain	—	—	(1.26)	—
Total distributions	—	(0.16)	(1.26)	—
Total increase (decrease) in net asset value	0.79	2.77	(4.62)	0.65
Net asset value, ending	$18.58	$17.79	$15.02	$19.64
Total return (d)	4.44%	19.68%	(17.93%)	3.42%
Ratios to average net assets: (e)
Net investment income	1.59%(f)	0.80%(c)	0.32%	0.24%(f)
Total expenses	1.15%(f)	1.56%	3.89%	4.85%(f)
Net expenses	0.93%(f)	1.08%	1.29%	1.29%(f)
Portfolio turnover	27%	103%	110%	77%
Net assets, ending (in thousands)	$14,012	$4,637	$779	$1,066

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From January 31, 2014 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

32 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$17.94	$15.06	$19.73	$19.21	$16.03	$14.28
Income from investment operations:
Net investment income	0.13	0.08(b)	0.04	0.07	0.01	0.05
Net realized and unrealized gain (loss)	0.67	2.85	(3.45)	1.80	3.99	3.31
Total from investment operations	0.80	2.93	(3.41)	1.87	4.00	3.36
Distributions from:
Net investment income	—	(0.05)	—	(0.01)	(0.02)	(0.03)
Net realized gain	—	—	(1.26)	(1.34)	(0.80)	(1.58)
Total distributions	—	(0.05)	(1.26)	(1.35)	(0.82)	(1.61)
Total increase (decrease) in net asset value	0.80	2.88	(4.67)	0.52	3.18	1.75
Net asset value, ending	$18.74	$17.94	$15.06	$19.73	$19.21	$16.03
Total return (c)	4.46%	19.51%	(18.12%)	10.14%	26.07%	25.55%
Ratios to average net assets: (d)
Net investment income	1.51%(e)	0.50%(b)	0.23%	0.36%	0.08%	0.40%
Total expenses	1.12%(e)	1.27%	1.49%	1.49%	1.66%	2.12%
Net expenses	1.03%(e)	1.22%	1.49%	1.49%	1.60%	1.60%
Portfolio turnover	27%	103%	110%	77%	104%	116%
Net assets, ending (in thousands)	$118,105	$84,879	$93,551	$134,938	$26,009	$3,692

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 33

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Impact Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on August 10, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Global Energy Solutions Fund (“Global Energy Solutions”) and Calvert Global Water Fund (“Global Water”), each a “Fund” and collectively, the “Funds”. The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to each of Global Energy Solutions and Global Water.
The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions is diversified and invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions sector. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water is diversified and invests in equity securities of U.S. and non-U.S. companies whose main business is in the water sector, or that are significantly involved in water-related services or technologies.
The Funds offer Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Funds and their shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Funds' principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the “Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

34 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:
Common stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Funds have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Funds may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 35

The following tables summarize the market value of each of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

GLOBAL ENERGY SOLUTIONS
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Brazil	$976,580	$—	$—	$976,580
Canada	3,232,022	—	—	3,232,022
China	1,537,122	3,429,900	—	4,967,022
France	613,087	2,180,609	—	2,793,696
Germany	486,293	4,163,216	—	4,649,509
Ireland	623,027	615,345	—	1,238,372
New Zealand	490,472	551,576	—	1,042,048
Norway	390,628	1,005,208	—	1,395,836
Spain	492,602	3,536,950	—	4,029,552
Thailand	—	—	192,121	192,121
United Kingdom	2,776,804	1,882,040	—	4,658,844
United States	25,922,973	—	—	25,922,973
Other Countries*	—	22,816,234	—	22,816,234
Total Common Stocks	$37,541,610	$40,181,078**	$192,121	$77,914,809
High Social Impact Investments	—	1,684,422	111,090	1,795,512
Time Deposit	—	100,925	—	100,925
Short Term Investment of Cash Collateral For Securities Loaned	10,371,490	—	—	10,371,490
TOTAL	$47,913,100	$41,966,425	$303,211^	$90,182,736

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.4% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.

36 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

GLOBAL WATER
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Brazil	$9,132,717	$—	$—	$9,132,717
Canada	4,577,459	—	—	4,577,459
Cayman Islands	3,842,974	—	—	3,842,974
Chile	4,759,337	—	—	4,759,337
Italy	5,004,777	—	—	5,004,777
Singapore	4,043,397	—	—	4,043,397
Spain	4,660,759	4,073,394	—	8,734,153
United Kingdom	9,599,369	32,243,177	—	41,842,546
United States	207,999,908	—	—	207,999,908
Other Countries*	—	147,122,749	—	147,122,749
Total Common Stocks	$253,620,697	$183,439,320**	$—	$437,060,017
High Social Impact Investments	—	935,790	596,800	1,532,590
Time Deposit	—	537,898	—	537,898
Short Term Investment of Cash Collateral For Securities Loaned	29,234,595	—	—	29,234,595
TOTAL	$282,855,292	$184,913,008	$596,800^	$468,365,100

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.
At March 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as each Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 37

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between each Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives an annual fee, payable monthly, at the following rates of each respective Fund’s average daily net assets:

GLOBAL ENERGY SOLUTIONS	0.75%

GLOBAL WATER
Up to and including $250 Million	0.75%
Over $250 Million	0.70%
Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Funds. For its services, CIM received a fee at the same annual rates as CRM for Global Water and at 0.95% of Global Energy Solution’s average daily net assets. For the six months ended March 31, 2017, the investment advisory fee for Global Energy Solutions and Global Water amounted to $350,726 and $1,572,461, respectively, or 0.85% and 0.73% per annum, respectively, of the Funds’ average daily net assets, of which $150,478 and $792,380, respectively, was paid to CRM and $200,248 and $780,081, respectively, was paid to CIM.
CRM (CIM for the period October 1, 2016 to December 30, 2016) has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.28%, 2.03%, 0.93% and 1.03% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets for Global Energy Solutions and Global Water. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2018. Prior to December 31, 2016, CIM contractually agreed to limit net annual fund operating expenses to 1.85%, 2.60%, 1.40% and 1.60% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets for Global Energy Solutions. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $161,357 and $163,429 of Global Energy Solutions and Global Water, respectively, and CIM waived or reimbursed expenses of $76,247 and $172,739 of Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets and is payable monthly. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Funds at an annual rate of 0.12% of each Fund’s average daily net assets, payable monthly. For the six months ended March 31, 2017, CRM was paid administrative fees for Global Energy Solutions and Global Water of $24,041 and $130,494, respectively, and CIAS was paid administrative fees for Global Energy Solutions and Global Water of $25,322 and $128,386, respectively.
The Funds adopted new distribution plans for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, each

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Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Funds, as well as for personal and/or account maintenance services provided. Pursuant to the Funds’ former distribution plans for Class A shares and Class C shares, each Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of each Fund's average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Funds’ former distributor and principal underwriter. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2017 amounted to $73,032 and $327,701, respectively, or 0.25% per annum of each Fund's Class A average daily net assets, of which $34,661 and $159,001, respectively, was paid to EVD and $38,371 and $168,700, respectively, was paid to CID. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2017 amounted to $59,388 and $341,851, respectively, or 1.00% per annum of each Fund's Class C average daily net assets, of which $29,185 and $170,352, respectively, was paid to EVD and $30,203 and $171,499, respectively was paid to CID.
The Funds were informed that EVD received $4,279 and $17,037 for Global Energy Solutions and Global Water, respectively, and CID received $2,484 and $21,982 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Funds were also informed that EVD received $1,462 and $0 for Global Energy Solutions and Global Water, respectively, and CID received $795 and $13,213, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Funds and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees for Global Energy Solutions and Global Water paid to EVM were $14,949 and $28,487, respectively, and shareholder servicing fees paid to CIS were $15,708 and $28,427, respectively. Such fees are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Funds who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Purchases	$84,367,942	$116,511,674
Sales	$97,608,147	$132,601,582

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At September 30, 2016, the Funds, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Funds’ taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax.

Capital Loss Carryforwards
Global Energy Solutions
EXPIRATION DATE
2017	($21,115,915)
2018	(56,693,584)
2019	(43,799,530)
NO EXPIRATION DATE
Short-term	($3,159,444)
Long-term	(63,006,114)

Capital Loss Carryforwards
Global Water
NO EXPIRATION DATE
Short-term	($5,436,801)
Long-term	(3,702,271)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.
The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Unrealized appreciation	$6,798,387	$53,897,593
Unrealized (depreciation)	(5,617,636)	(12,870,551)
Net unrealized appreciation (depreciation)	$1,180,751	$41,027,042

Federal income tax cost of investments	$89,001,985	$427,338,058
NOTE D — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

40 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

The total value of securities on loan as of March 31, 2017 was as follows:

Fund
Global Energy Solutions	$9,771,552
Global Water	$27,320,738
The following tables display a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

GLOBAL ENERGY SOLUTIONS

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$10,371,490	$—	$—	$—	$10,371,490
Amount of recognized liabilities for securities lending transactions					$10,371,490

GLOBAL WATER

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$29,234,595	$—	$—	$—	$29,234,595
Amount of recognized liabilities for securities lending transactions					$29,234,595
The carrying amount of the liabilities for collateral for securities loaned at March 31, 2017 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calverts Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to a Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowings by the Funds under the agreement were as follows:

Fund	Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
Global Energy Solutions	$57,722	2.01%	$894,385	December 2016
Global Water	$125,050	1.97%	$2,845,166	December 2016
NOTE F — AFFILIATED COMPANIES
The Funds invests a portion of their assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Funds rely on exemptive relief to invest in the notes because the Funds’ investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by

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the Adviser or its affiliates. Transactions in affiliated companies by each Fund for the six months ended March 31, 2017 were as follows:

GLOBAL ENERGY SOLUTIONS
Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$800,000	$—	($800,000)	$—	$—	$778	$—	$—	$13,440
Calvert Social Investment Foundation, Community Investment Notes, 1.00%, 5/5/17	1,000,000	—	(1,000,000)	—	—	2,055	—	—	17,790
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,800,000	—	1,800,000	1,684,422	8,025	—	—	(115,578)
TOTALS					$1,684,422	$10,858	$—	$—	($84,348)

GLOBAL WATER
Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 1.00%, 5/5/17	$1,000,000	$—	($1,000,000)	$—	$—	$2,056	$—	$—	$17,790
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,000,000	—	1,000,000	935,790	4,458	—	—	(64,210)
TOTALS					$935,790	$6,514	$—	$—	($46,420)
NOTE G — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

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NOTE H — CONCENTRATION RISK
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
NOTE I — REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Funds. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Funds, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 43

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Global Energy Solutions Fund and Calvert Global Water Fund, each a series of Calvert Impact Fund, Inc. (collectively, the “Funds”) was held on December 16, 2016, and adjourned to December 23, 2016, December 28, 2016 and January 6, 2017.

Shareholders of the Funds voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Global Energy Solutions Fund	5,908,631	137,921	473,036	2,289,591
Calvert Global Water Fund	10,895,091	312,474	615,294	4,355,029

2.	Reaffirmation and approval of the Funds’ ability to invest in notes issued by Calvert Social Investment Foundation.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Global Energy Solutions Fund	5,924,225	131,326	464,043	2,289,585
Calvert Global Water Fund	10,854,197	325,866	642,791	4,355,037

3.	Approval of the Funds’ reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Global Energy Solutions Fund	6,254,580	163,618	624,248	2,149,545
Calvert Global Water Fund	11,196,750	379,548	705,291	4,168,731

Shareholders of Class A shares of the Funds voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Global Energy Solutions Fund	4,516,271	112,517	403,918	1,469,946
Calvert Global Water Fund	6,936,953	204,571	510,158	2,683,804

Shareholders of Class C shares of the Funds voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Global Energy Solutions Fund	865,781	35,136	61,315	303,746
Calvert Global Water Fund	1,604,141	67,078	106,455	559,116

44 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

Shareholders of Calvert Impact Fund, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Impact Fund, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,697,069	1,929,355
Alice Gresham Bullock	35,777,835	1,848,589
Cari Dominguez	35,780,136	1,846,288
Miles D. Harper III	35,693,783	1,932,641
John G. Guffey, Jr.	35,686,589	1,939,836
Joy V. Jones	35,775,597	1,850,827
Anthony A. Williams	33,920,543	3,705,881
John H. Streur	35,672,258	1,954,166

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Global Energy Solutions Fund and Calvert Global Water Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Impact Fund, Inc. (“CIF”), and by a separate vote, the Directors who are not “interested persons” of CIF (the “Independent Directors”), approved a new Investment Advisory Agreement between CIF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Global Energy Solutions Fund and Calvert Global Water Fund (the “Funds”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement with respect to the Funds would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement with respect to the Funds.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement with respect to the Funds, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Funds, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds, including the Funds, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Funds’ assets in accordance with their investment objectives and strategies and that the proposed investment strategies were appropriate for pursuing the Funds’ investment objectives.
In considering each Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of each Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Funds’ proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, such as the Calvert Global Energy Solutions Fund, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds, such as the Calvert Global Energy Solutions Fund. Based upon their review the Directors concluded that the proposed advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM.

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In reviewing the anticipated profitability of the Funds to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Funds. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds, such as the Calvert Global Water Fund, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Calvert Global Energy Solutions Fund, would not be appropriate at this time. The Directors noted that if the Funds’ assets increased over time, the Funds might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Funds;
(ii) CRM’s intention to continue to manage the Funds in a manner materially consistent with the Funds’ existing investment objectives and principal investment strategies, which includes continuing to manage the Funds pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Funds, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Funds’ assets in accordance with each Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Funds’ investment objectives; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Funds from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Funds’ shareholders.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 47

OFFICERS AND DIRECTORS

Officers of Calvert Solution Strategies™

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert Solution Strategies™

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

48 calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

calvert.com CALVERT SOLUTION STRATEGIES SEMIANNUAL REPORT (UNAUDITED) 49

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CALVERT SOLUTION STRATEGIES	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24200 3.31.17

Calvert Green Bond Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
25	Special Meeting of Shareholders
27	Board Approval of Investment Advisory Agreement
29	Officers and Directors
30	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2013	10/31/2013	-1.08%	2.03%	—	2.42%
Class A with 3.75% Maximum Sales Charge	—	—	-4.79	-1.82	—	1.29
Class I at NAV	10/31/2013	10/31/2013	-0.83	2.42	—	2.82
Class Y at NAV	10/31/2013	10/31/2013	-0.96	2.29	—	2.69

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	—	—	0.17%	0.30%	0.11%	0.12%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	-2.18	0.44	2.34	2.62

Ticker Symbol				Class A	Class I	Class Y
				CGAFX	CGBIX	CGYFX

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class Y
Gross				1.10%	0.68%	0.79%
Net				0.88	0.50	0.63

% Yield[4]				Class A	Class I	Class Y
SEC 30-day Yield - Subsidized				1.77%	2.22%	2.09%
SEC 30-day Yield - Unsubsidized				1.60	2.00	1.97

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)

Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	1.2%
Corporate Bonds	54.5%
Floating Rate Loans	0.3%
High Social Impact Investments	0.2%
Taxable Municipal Obligations	9.2%
Sovereign Government Bonds	11.9%
U.S. Government Agencies and Instrumentalities	1.3%
U.S. Government Agency Mortgage-Backed Securities	6.6%
Time Deposit	6.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of U.S Treasury Bills with a maturity between one and three months. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4  SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

Fund profile subject to change due to active management.

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.88%	$1,000.00	$989.20	$4.36
Hypothetical (5% return per year before expenses)	0.88%	$1,000.00	$1,020.54	$4.43
Class I
Actual	0.50%	$1,000.00	$991.70	$2.48
Hypothetical (5% return per year before expenses)	0.50%	$1,000.00	$1,022.44	$2.52
Class Y
Actual	0.63%	$1,000.00	$990.40	$3.13
Hypothetical (5% return per year before expenses)	0.63%	$1,000.00	$1,021.79	$3.18

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 9.0%
Automobile - 4.1%
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (a)	300,000	301,375
Toyota Auto Receivables Owner Trust:
Series 2014-A, Class A4, 1.18%, 6/17/19	1,063,428	1,063,105
Series 2016-B, Class A3, 1.30%, 4/15/20	1,700,000	1,694,520
		3,059,000

Other - 4.9%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	224,670	223,991
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	256,290	253,088
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	538,468	521,125
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	190,693	176,991
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,468,989	1,448,213
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	946,402	976,986
		3,600,394

Total Asset-Backed Securities (Cost $6,677,883)		6,659,394

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	450,000	444,075
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class F, 3.446%, 7/13/29 (a)(b)	430,000	421,782
Series 2014-CPT, Class G, 3.446%, 7/13/29 (a)(b)	100,000	97,136

Total Commercial Mortgage-Backed Securities (Cost $961,087)		962,993

CORPORATE BONDS - 56.4%
Basic Materials - 1.1%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	780,000	781,677

Communications - 3.7%
Alphabet, Inc., 1.998%, 8/15/26	1,500,000	1,384,647
AT&T, Inc., 5.15%, 3/15/42	920,000	912,785
Verizon Communications, Inc.:
4.125%, 8/15/46	330,000	284,745
5.50%, 3/16/47	175,000	183,426
		2,765,603

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consumer, Cyclical - 6.0%
Ford Motor Credit Co. LLC, 1.964%, 11/4/19 (b)	400,000	402,082
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (a)	1,200,000	1,197,507
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	700,000	707,774
Starbucks Corp., 2.45%, 6/15/26	1,150,000	1,101,862
Virgin Australia Trust:
7.125%, 10/23/18 (a)	103,140	105,937
6.00%, 4/23/22 (a)	310,570	316,781
Whirlpool Corp.:
3.70%, 5/1/25	400,000	410,224
4.50%, 6/1/46	200,000	199,148
		4,441,315

Consumer, Non-cyclical - 2.3%
Massachusetts Institute of Technology, 3.959%, 7/1/38	1,635,000	1,728,759

Financial - 19.9%
American Tower Corp.:
3.45%, 9/15/21	200,000	203,607
4.00%, 6/1/25	200,000	202,358
3.375%, 10/15/26	450,000	429,048
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (a)	1,500,000	1,492,245
Bank of America Corp.:
1.95%, 5/12/18	1,175,000	1,177,606
2.151%, 11/9/20	1,375,000	1,362,593
Citigroup, Inc., 2.05%, 6/7/19	100,000	99,914
Digital Realty Trust LP, 3.95%, 7/1/22	1,395,000	1,452,846
ING Bank NV, 2.00%, 11/26/18 (a)	2,100,000	2,098,562
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	200,000	200,612
1.875%, 11/30/20	1,500,000	1,496,363
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	715,000	690,691
Prologis LP, 3.35%, 2/1/21	250,000	257,421
Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,526,690
Vornado Realty LP, 2.50%, 6/30/19	2,000,000	2,011,318
		14,701,874

Government - 9.8%
African Development Bank, 1.375%, 12/17/18	2,000,000	1,997,906
Asian Development Bank:
1.00%, 8/16/19	1,000,000	987,160
2.125%, 3/19/25	750,000	729,498
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,000,000	982,806
European Investment Bank, 2.50%, 10/15/24	200,000	199,930
International Bank for Reconstruction & Development, 1.005%, 10/1/18	625,000	621,566
International Finance Corp., 2.125%, 4/7/26	1,000,000	965,025
Nordic Investment Bank, 2.25%, 9/30/21	750,000	754,999
		7,238,890

6 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Industrial - 8.2%
Johnson Controls International plc, 4.625%, 7/2/44 (b)	200,000	205,199
Masco Corp., 4.45%, 4/1/25	100,000	104,374
Mexico City Airport Trust, 4.25%, 10/31/26 (a)	750,000	760,313
Owens Corning, 3.40%, 8/15/26	2,200,000	2,130,506
Parker-Hannifin Corp., 3.25%, 3/1/27 (a)	900,000	894,376
Pentair Finance SA:
1.875%, 9/15/17	1,000,000	1,000,488
3.625%, 9/15/20	157,000	161,218
Xylem, Inc., 4.375%, 11/1/46	775,000	767,600
		6,024,074

Technology - 3.5%
Apple, Inc., 2.85%, 2/23/23	2,000,000	2,018,924
Intel Corp., 3.10%, 7/29/22	150,000	154,166
Microsoft Corp.:
2.40%, 8/8/26	180,000	170,311
4.45%, 11/3/45	100,000	105,540
Oracle Corp., 2.65%, 7/15/26	130,000	123,787
		2,572,728

Utilities - 1.9%
American Water Capital Corp.:
6.085%, 10/15/17	255,000	260,845
3.40%, 3/1/25	650,000	666,837
4.00%, 12/1/46	500,000	507,395
		1,435,077

Total Corporate Bonds (Cost $41,798,765)		41,689,997

FLOATING RATE LOANS (c) - 0.3%
Industrial - 0.3%
Casella Waste Systems, Inc., 4.00%, 10/17/23 (b)	249,375	251,089

Total Floating Rate Loans (Cost $248,154)		251,089

HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (d)(e)	150,000	140,368

Total High Social Impact Investments (Cost $150,000)		140,368

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - 9.5%
California - 1.1%
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40 (f)	250,000	284,062
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32 (f)	430,000	523,495
		807,557

District of Columbia - 1.3%
District of Columbia Water & Sewer Authority Revenue Bonds, 4.814%, 10/1/2114	950,000	948,784

Massachusetts - 2.3%
Commonwealth of Massachusetts GO Green Bonds, 3.277%, 6/1/46	1,725,000	1,572,130
Massachusetts Clean Water Trust, Revenue Bonds, 5.192%, 8/1/40 (f)	150,000	171,611
		1,743,741

New York - 4.8%
New York City Water & Sewer System Revenue Bonds:
5.44%, 6/15/43 (f)	770,000	958,758
5.882%, 6/15/44 (f)	605,000	780,601
New York State Environmental Facilities Corp. Revenue Bonds:
1.48%, 7/15/18	750,000	750,338
2.25%, 7/15/20	1,040,000	1,047,103
		3,536,800

Total Taxable Municipal Obligations (Cost $7,328,438)		7,036,882

SOVEREIGN GOVERNMENT BONDS - 12.3%
Export Development Canada, 1.25%, 12/10/18	1,230,000	1,233,026
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	978,177
Kommunalbanken AS, 1.375%, 10/26/20 (a)	1,000,000	979,756
Kommuninvest i Sverige AB, 1.50%, 4/23/19 (a)	1,000,000	995,371
Municipality Finance plc, 1.375%, 9/21/21 (a)	2,000,000	1,924,888
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,500,000	1,521,750
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (a)	1,000,000	966,111
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	498,698

Total Sovereign Government Bonds (Cost $9,206,905)		9,097,777

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.4%
Overseas Private Investment Corp.:
3.22%, 9/15/29	800,000	799,492
3.16%, 6/1/33	193,550	191,728

Total U.S. Government Agencies and Instrumentalities (Cost $993,550)		991,220

8 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.9%
Fannie Mae:
3.11%, 7/1/23	141,540	146,179
2.65%, 6/1/26	1,975,709	1,945,451
2.68%, 7/1/26	2,000,000	1,963,195
2.784%, 2/25/27(b)	997,866	1,005,934

Total U.S. Government Agency Mortgage-Backed Securities (Cost $5,183,573)		5,060,759

TIME DEPOSIT - 6.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	4,651,608	4,651,608

Total Time Deposit (Cost $4,651,608)		4,651,608

TOTAL INVESTMENTS (Cost $77,199,963) - 103.6%		76,542,087
Other assets and liabilities, net - (3.6%)		(2,640,336)
NET ASSETS - 100.0%		73,901,751

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
10 Year U.S. Treasury Notes	(27)	6/17	($3,363,188)	($1,971)
U.S. Ultra-Long Treasury Bond	(28)	6/17	(4,497,500)	(9,708)
Total Short				($11,679)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $18,826,133, which represents 25.5% of the net assets of the Fund as of March 31, 2017.

(b)The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) Restricted Security. Total market value of restricted securities amounts to $140,368, which represents 0.2% of the net assets of the Fund as of March 31, 2017.
(e) Affiliated company (see Note F).
(f) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:
GO:	General Obligation

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	150,000

See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT GREEN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $77,049,963) - see accompanying schedule	$76,401,719
Investments in affiliated securities, at value (Cost $150,000) - see accompanying schedule	$140,368
Cash collateral at broker	181,950
Receivable for securities sold	1,178,101
Receivable for Fund shares sold	722,123
Interest receivable	451,449
Interest receivable - affiliated	669
Directors' deferred compensation plan	37,893
Receivable from affiliate	10,358
Total assets	79,124,630

LIABILITIES
Payable for securities purchased	5,105,322
Payable for Fund shares redeemed	6,684
Payable for futures contracts variation margin	14,656
Payable to affiliates:
Investment advisory fee	18,003
Administrative fees	6,888
Distribution Plan expenses	6,316
Sub-transfer agent fee	331
Directors' deferred compensation plan	37,893
Accrued expenses and other liabilities	26,786
Total liabilities	5,222,879
NET ASSETS	$73,901,751

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$73,802,813
Accumulated undistributed net investment income	2,357
Accumulated net realized gain (loss)	766,136
Net unrealized appreciation (depreciation)	(669,555)
NET ASSETS	$73,901,751

NET ASSET VALUE PER SHARE
Class A (based on net assets of $30,679,357 and 2,022,666 shares outstanding)	$15.17
Class I (based on net assets of $19,399,060 and 1,278,960 shares outstanding)	$15.17
Class Y (based on net assets of $23,823,334 and 1,567,387 shares outstanding)	$15.20

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$15.76
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income (net of foreign tax withheld of $27)	$904,935
Interest income - affiliated	815
Securities lending income	337
Total investment income	906,087

Expenses:
Investment advisory fee	101,904
Administrative fees	40,761
Transfer agency fees and expenses:
Class A	22,162
Class I	1,626
Class Y	6,461
Distribution Plan expenses:
Class A	36,601
Directors' fees and expenses	3,222
Accounting fees	14,933
Custodian fees	13,961
Professional fees	16,090
Registration fees:
Class A	10,910
Class I	11,717
Class Y	10,559
Reports to shareholders	4,130
Miscellaneous	5,920
Total expenses	300,957
Reimbursement from Adviser:
Class A	(27,409)
Class I	(20,872)
Class Y	(13,640)
Administrative fees waived	(2,102)
Net expenses	236,934
NET INVESTMENT INCOME (LOSS)	669,153

See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT GREEN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	283,801
Futures	826,323
1,110,124

Net change in unrealized appreciation (depreciation) on:
Investments	(2,383,204)
Investments in affiliated securities	(7,112)
Futures	(72,872)
(2,463,188)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,353,064)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($683,911)
See notes to financial statements.

12 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$669,153	$1,197,474
Net realized gain (loss)	1,110,124	487,457
Net change in unrealized appreciation (depreciation)	(2,463,188)	1,793,837

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(683,911)	3,478,768

Distributions to shareholders from:
Net investment income:
Class A shares	(260,470)	(425,728)
Class I shares	(224,086)	(521,400)
Class Y shares	(182,985)	(248,661)
Net realized gain:
Class A shares	(311,374)	(41,623)
Class I shares	(235,866)	(54,265)
Class Y shares	(187,273)	(21,662)
Total distributions	(1,402,054)	(1,313,339)

Capital share transactions:
Shares sold:
Class A shares	8,579,354	15,125,309
Class I shares	9,064,286	7,914,990
Class Y shares	13,122,207	12,785,483
Reinvestment of distributions:
Class A shares	535,068	437,836
Class I shares	273,525	350,816
Class Y shares	307,505	206,521
Shares redeemed:
Class A shares	(6,536,706)	(10,570,672)
Class I shares	(13,167,654)	(13,689,671)
Class Y shares	(6,008,844)	(4,072,207)
Total capital share transactions	6,168,741	8,488,405

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,082,776	10,653,834

NET ASSETS
Beginning of period	69,818,975	59,165,141
End of period (including accumulated undistributed net investment income of $2,357 and $745, respectively)	$73,901,751	$69,818,975
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT GREEN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	564,277	991,419
Class I shares	598,909	514,500
Class Y shares	862,924	833,800
Reinvestment of distributions:
Class A shares	35,287	28,602
Class I shares	18,038	22,974
Class Y shares	20,235	13,433
Shares redeemed:
Class A shares	(430,713)	(692,812)
Class I shares	(867,305)	(894,121)
Class Y shares	(395,824)	(262,780)
Total capital share activity	405,828	555,015
See notes to financial statements.

14 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,		Period Ended September 30, 2014 (a)(b)
CLASS A SHARES		2016 (a)	2015 (a)
Net asset value, beginning	$15.64	$15.14	$15.20	$15.00
Income from investment operations:
Net investment income	0.14	0.25	0.23	0.17
Net realized and unrealized gain (loss)	(0.31)	0.53	0.06	0.17
Total from investment operations	(0.17)	0.78	0.29	0.34
Distributions from:
Net investment income	(0.14)	(0.25)	(0.22)	(0.14)
Net realized gain	(0.16)	(0.03)	(0.13)	—
Total distributions	(0.30)	(0.28)	(0.35)	(0.14)
Total increase (decrease) in net asset value	(0.47)	0.50	(0.06)	0.20
Net asset value, ending	$15.17	$15.64	$15.14	$15.20
Total return (c)	(1.08%)	5.21%	1.95%	2.29%
Ratios to average net assets: (d)
Net investment income	1.79%(e)	1.64%	1.49%	1.21%(e)
Total expenses	1.07%(e)	1.12%	1.24%	1.99%(e)
Net expenses	0.88%(e)	0.88%	0.88%	0.88%(e)
Portfolio turnover	31%	243%	444%	545%
Net assets, ending (in thousands)	$30,679	$28,987	$23,108	$10,622

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 31, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,		Period Ended September 30, 2014 (a)(b)
CLASS I SHARES		2016 (a)	2015 (a)
Net asset value, beginning	$15.63	$15.13	$15.18	$15.00
Income from investment operations:
Net investment income	0.16	0.31	0.29	0.21
Net realized and unrealized gain (loss)	(0.30)	0.53	0.06	0.18
Total from investment operations	(0.14)	0.84	0.35	0.39
Distributions from:
Net investment income	(0.16)	(0.31)	(0.27)	(0.21)
Net realized gain	(0.16)	(0.03)	(0.13)	—
Total distributions	(0.32)	(0.34)	(0.40)	(0.21)
Total increase (decrease) in net asset value	(0.46)	0.50	(0.05)	0.18
Net asset value, ending	$15.17	$15.63	$15.13	$15.18
Total return (c)	(0.83%)	5.60%	2.36%	2.58%
Ratios to average net assets: (d)
Net investment income	2.16%(e)	2.01%	1.89%	1.51%(e)
Total expenses	0.72%(e)	0.67%	0.76%	1.17%(e)
Net expenses	0.50%(e)	0.50%	0.50%	0.50%(e)
Portfolio turnover	31%	243%	444%	545%
Net assets, ending (in thousands)	$19,399	$23,908	$28,540	$12,994

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 31, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

16 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,		Period Ended September 30, 2014 (a)(b)
CLASS Y SHARES		2016 (a)	2015 (a)
Net asset value, beginning	$15.67	$15.17	$15.22	$15.00
Income from investment operations:
Net investment income	0.16	0.29	0.27	0.17
Net realized and unrealized gain (loss)	(0.32)	0.53	0.06	0.21
Total from investment operations	(0.16)	0.82	0.33	0.38
Distributions from:
Net investment income	(0.15)	(0.29)	(0.25)	(0.16)
Net realized gain	(0.16)	(0.03)	(0.13)	—
Total distributions	(0.31)	(0.32)	(0.38)	(0.16)
Total increase (decrease) in net asset value	(0.47)	0.50	(0.05)	0.22
Net asset value, ending	$15.20	$15.67	$15.17	$15.22
Total return (c)	(0.96%)	5.46%	2.21%	2.56%
Ratios to average net assets: (d)
Net investment income	2.04%(e)	1.91%	1.74%	1.56%(e)
Total expenses	0.78%(e)	0.81%	1.10%	14.21%(e)
Net expenses	0.63%(e)	0.63%	0.63%	0.63%(e)
Portfolio turnover	31%	243%	444%	545%
Net assets, ending (in thousands)	$23,823	$16,923	$7,517	$1,046

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 31, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 17

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Impact Fund, Inc. (the “Corporation”) was organized as a Maryland corporation on August 10, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates four (4) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Green Bond Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investments in bonds. The Fund is diversified and invests primarily in “green” investments, which include those issued by companies that develop or provide products or services that seek to provide environmental solutions or that support environmental projects, among others.
The Fund offers Class A, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 3.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 19

The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$6,659,394	$—	$6,659,394
Commercial Mortgage-Backed Securities	—	962,993	—	962,993
Corporate Bonds	—	41,689,997	—	41,689,997
Floating Rate Loans	—	251,089	—	251,089
High Social Impact Investments	—	140,368	—	140,368
Taxable Municipal Obligations	—	7,036,882	—	7,036,882
Sovereign Government Bonds	—	9,097,777	—	9,097,777
U.S. Government Agencies and Instrumentalities	—	991,220	—	991,220
U.S. Government Agency Mortgage-Backed Securities	—	5,060,759	—	5,060,759
Time Deposit	—	4,651,608	—	4,651,608
TOTAL	$—	$76,542,087	$—	$76,542,087
Futures Contracts*	($11,679)	$—	$—	($11,679)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
During the six months ended March 31, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund's futures contracts at period end are presented in the Schedule of Investments.
At March 31, 2017, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities Location	Assets	Statement of Assets and Liabilities Location	Liabilities
Interest Rate	Net unrealized appreciation (depreciation)	$—*	Net unrealized appreciation (depreciation)	($11,679)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Payable for futures contracts variation margin.

20 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Interest Rate	Futures	$826,323	($72,872)

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description			Average Notional Cost of Contracts
Futures contracts short			($7,320,272)
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 21

assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the”Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $101,904, of which $50,431 was paid to CRM and $51,473 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.88%, 0.50% and 0.63% for Class A, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $32,512 and CIM waived or reimbursed expenses of $29,409.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid administrative fees of $20,172, of which $954 were waived and CIAS was paid administrative fees of $20,589, of which $1,148 were waived.
As of December 31, 2016, the Fund has in effect a new distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board of Directors and shareholders of the Fund. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Prior to December 31, 2016, the Fund had in effect a distribution plan for Class A shares which permitted the Fund to pay certain expenses associated with the distribution and servicing of its Class A shares not to exceed 0.50% of the Fund’s average daily net assets with respect to such class. The fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $36,601 or 0.25% per annum of Class A’s average daily net assets, of which $18,477 was paid to EVD and $18,124 was paid to CID.
The Fund was informed that EVD and CID received $4,172 and $2,993, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $2 and $0, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $1,721 and shareholder servicing fees paid to CIS were $1,534. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of

22 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $19,462,507 and $15,852,900, respectively. U.S. government and agency security purchases and sales were $5,674,119 and $4,684,257, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$360,043
Unrealized (depreciation)	(1,017,919)
Net unrealized appreciation (depreciation)	($657,876)

Federal income tax cost of investments	$77,199,963
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan as of March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$45,090	2.02%	$4,002,022	January 2017

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 23

NOTE F — AFFILIATED COMPANIES
The Fund invests a portion of its assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Fund relies on exemptive relief to invest in the notes because the Fund’s investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates. Transactions in affiliated companies by the Fund for the six months ended March 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$150,000	$—	($150,000)	$—	$—	$146	$—	$—	$2,520
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	150,000	—	150,000	140,368	669	—	—	(9,632)
TOTALS					$140,368	$815	$—	$—	($7,112)

24 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Green Bond Fund, a series of Calvert Impact Fund, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,243,094	16,232	102,567	645,520

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,246,416	10,316	105,161	645,520

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,242,400	13,725	105,769	645,519

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
865,017	7,778	85,541	256,859

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Shareholders of Calvert Impact Fund, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Impact Fund, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,697,069	1,929,355
Alice Gresham Bullock	35,777,835	1,848,589
Cari Dominguez	35,780,136	1,846,288
Miles D. Harper III	35,693,783	1,932,641
John G. Guffey, Jr.	35,686,589	1,939,836
Joy V. Jones	35,775,597	1,850,827
Anthony A. Williams	33,920,543	3,705,881
John H. Streur	35,672,258	1,954,166

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

26 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Green Bond Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Impact Fund, Inc. (“CIF”), and by a separate vote, the Directors who are not “interested persons” of CIF (the “Independent Directors”), approved a new Investment Advisory Agreement between CIF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Green Bond Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-year period ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 27

compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

28 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert Green Bond Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert Green Bond Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 29

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

30 calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT GREEN BOND FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling

1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24202 3.31.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification
Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 22, 2017